Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 115,594	$ 107,067
Accounts receivable, net of allowance for doubtful accounts of $14,053 and $12,139 in 2015 and 2014, respectively	88,370	91,866
Net investment in direct financing and sales-type leases	87,706	89,003
Trading containers	4,831	6,673
Containers held for sale	43,245	25,213
Prepaid expenses and other current assets	15,532	17,593
Insurance receivable	11,435
Deferred taxes	1,203	2,100
Due from affiliates, net	514
Total current assets	368,430	339,515
Restricted cash	33,917	60,310
Containers, net of accumulated depreciation of $810,393 and $671,291 at 2015 and 2014, respectively	3,698,011	3,629,882
Net investment in direct financing and sales-type leases	243,428	280,002
Fixed assets, net of accumulated depreciation of $9,836 and $9,139 at 2015 and 2014, respectively	1,663	1,385
Intangible assets, net of accumulated amortization of $35,709 and $30,968 at 2015 and 2014, respectively	20,250	24,991
Interest rate swaps, collars and caps	814	1,568
Other assets	19,741	21,324
Total assets	4,386,254	4,358,977
Current liabilities:
Accounts payable	10,477	5,652
Accrued expenses	6,816	11,935
Container contracts payable	41,356	63,323
Other liabilities	291	317
Due to owners, net	11,806	11,003
Term loan	31,600	31,600
Bonds payable	59,990	59,959
Total current liabilities	162,336	183,789
Revolving credit facilities	1,019,520	944,790
Secured debt facilities	1,069,500	1,017,100
Term loan	404,500	444,100
Bonds payable	438,438	498,428
Interest rate swaps, collars and caps	3,412	2,219
Income tax payable	8,678	7,696
Deferred taxes	10,420	5,675
Other liabilities	2,523	2,815
Total liabilities	3,119,327	3,106,612
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 57,163,095 shares issued and 56,533,095 shares outstanding at 2015; 56,863,094 shares issued and outstanding at 2014	572	565
Additional paid-in capital	385,020	378,316
Treasury shares, at cost, 630,000 shares at 2015	(9,149)
Accumulated other comprehensive income	(283)	(43)
Retained earnings	826,515	813,707
Total Textainer Group Holdings Limited shareholders' equity	1,202,675	1,192,545
Noncontrolling interest	64,252	59,820
Total equity	1,266,927	1,252,365
Total liabilities and equity	$ 4,386,254	$ 4,358,977